401(k) Plan	12 Months Ended
Dec. 31, 2016
401(k) Plan
401(k) Plan

16. 401(k) Plan

        The Company has a qualified retirement plan under section 401(k) of the Internal Revenue Code ("IRC") under which participants may contribute up to 90% of their eligible compensation, subject to maximum deferral limits specified by the IRC. The Company may make a discretionary matching contribution to the 401(k) plan, and may make a discretionary employer contribution to each eligible employee each year. Eligible employees vest in the Company's contributions over a graded four year schedule. To date, the Company has made no contributions to the 401(k) plan.